Lease Right-of-Use Assets	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Lease Right-of-Use Assets

Note 10. Lease Right-of-Use Assets

Changes in the carrying amount of lease ROU assets were as follows:

	Land and buildings	Equipment	Total lease ROU assets

Cost
January 1, 2025	$60	$42	$102
Additions	9	15	24
Disposals	(6)	(6)	(12)
Lease measurement adjustment	(1)	1	-
Currency translation effects	1	1	2

December 31, 2025	$63	$53	$116

Accumulated depreciation
January 1, 2025	$(29)	$(15)	$(44)
Depreciation charge	(9)	(12)	(21)
Disposals	5	6	11
Currency translation effects	(1)	-	(1)

December 31, 2025	$(34)	$(21)	$(55)

Net book value – December 31, 2025	$29	$32	$61

	Land and buildings	Equipment	Total lease ROU assets

Cost
January 1, 2024	$64	$30	$94
Additions	5	18	23
Disposals	(7)	(3)	(10)
Currency translation effects	(2)	(3)	(5)

December 31, 2024	$60	$42	$102

Accumulated depreciation
January 1, 2024	$(22)	$(10)	$(32)
Depreciation charge	(11)	(8)	(19)
Disposals	2	3	5
Currency translation effects	2	-	2

December 31, 2024	$(29)	$(15)	$(44)

Net book value – December 31, 2024	$31	$27	$58

Depreciation of lease ROU assets included in net earnings for the year ended December 31, 2025, was $21 million (December 31, 2024 – $19 million), of which $18 million was included in COGS (December 31, 2024 – $16 million) and $3 million was included in SG&A (December 31, 2024 – $3 million).

The Company completed sale and leaseback transactions during the year ended December 31, 2025, the transactions resulted in a gain of $1 million (December 31, 2024 - $1 million).

During the year ended December 31, 2025, the Company earned revenue of $12 million (December 31, 2024 -$7 million) from sublease of right-of-use assets. Sublease income is recognized on a straight‑line basis over the sublease term and is presented within EI revenue.